CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Schedule of Parent Company Statements of Cash Flows (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (10,798,318)	$ 8,652	$ 477,689
Adjustments to reconcile net cash flows used in operating activities:
Stock-based compensation	2,672,450	0	0
Issuance of Class A Ordinary Share for services	3,643,333	0	0
Amortization of debt issuance costs	356,134	0	0
Accrued interest expense for convertible notes	230,700	0	0
Debt restructuring loss	70,247	0	0
Changes in operating assets and liabilities:
Other current assets	(100,156)	0	0
Payroll payable	42,500	0	0
Accrued expenses and other current liabilities	141,602	0	0
Equity in earnings of subsidiary and VIEs	2,648,393	(8,652)	(477,689)
Net cash used in operating activities	(1,093,115)	0	0
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments made to intercompany	(3,168,580)	0	0
Payments made to related parties	(1,497,089)	0	0
Net cash used in investing activities	(4,665,669)	0	0
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from initial public offerings, net of issuance costs	4,436,973	0	0
Net proceeds from issuance of convertible note	4,206,970	0	0
Proceeds from loans from related parties	99	0	0
Net cash provided by financing activities	8,644,042	0	0
CHANGES IN CASH AND CASH EQUIVALENTS	2,885,258	0	0
CASH AND CASH EQUIVALENTS, end of year	2,885,258	0	0
SUPPLEMENTAL NON-CASH FINANCING ACTIVITY:
Increase of intercompany receivables due to Subsidiaries and VIEs collection of proceeds of issuance of Class A securities on behalf of the parent company	$ 0	$ 458,341	$ 548,367